Document And Entity Information	Oct. 14, 2024
Document Information Line Items
Entity Registrant Name	Innovative Food Holdings, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000312257
Document Period End Date	Oct. 14, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity File Number	000-09376
Entity Tax Identification Number	20-1167761
Entity Address, Address Line One	9696 Bonita Beach Rd, Suite 208
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34135
City Area Code	(239)
Local Phone Number	596-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true